Foreign currency (losses) gains, net (Tables)	12 Months Ended
Dec. 31, 2024
Foreign currency (losses) gains, net
Summary of foreign currency gains and losses, net

	Years Ended December 31,
in €‘000	2024	2023	2022
Foreign currency gains	50,707	65,594	101,627
Foreign currency losses	(88,930)	(42,389)	(74,937)
Total	(38,223)	23,205	26,690